Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 528,000
Previously Paid Amount	0.00
Total Fee Amount	80.84
Total Offset Amount	0.00
Net Fee	80.84
Narrative - Max Aggregate Offering Price	$ 528,000
Final Prospectus	true